AST BLACKROCK 80/20 TARGET ALLOCATION ETF PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 100.0%
Exchange-Traded Funds**
iShares 20+ Year Treasury Bond ETF(a)	15,930	$2,600,732
iShares Core MSCI EAFE ETF(a)	171,635	10,346,158
iShares Core S&P 500 ETF(a)	197,897	66,505,266
iShares Core S&P Small-Cap ETF, Class E	184,756	12,975,414
iShares Global Tech ETF	48,486	12,784,303
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	138,846	18,703,945
iShares MSCI EAFE Growth ETF(a)	354,997	31,907,130
iShares MSCI USA Min Vol Factor ETF(a)	132,043	8,415,100
iShares MSCI USA Value Factor ETF(a)	184,156	13,587,030
iShares Short Maturity Bond ETF	104,870	5,255,036
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	96,416	5,294,202
iShares Trust iShares ESG Aware MSCI USA ETF(a)	542,538	41,346,821
iShares U.S. Financial Services ETF(a)	59,843	7,302,043
iShares U.S. Medical Devices ETF(a)	40,797	12,223,597
iShares U.S. Treasury Bond ETF(a)	468,401	13,091,808
iShares, Inc. iShares ESG Aware MSCI EM ETF(a)	585,159	20,837,512

Total Long-Term Investments (cost $252,442,321)		283,176,097
Short-Term Investments — 25.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	994,805	994,805
PGIM Institutional Money Market Fund (cost $70,700,099; includes $70,685,088 of cash collateral for securities on loan)(b)(w)	70,714,242	70,700,099

Total Short-Term Investments (cost $71,694,904)		71,694,904

TOTAL INVESTMENTS—125.3% (cost $324,137,225)		354,871,001

Liabilities in excess of other assets — (25.3)%		(71,642,048)

Net Assets — 100.0%		$283,228,953

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EAFE	Europe, Australasia, Far East
EM	Emerging Markets
ESG	Environmental Social and Governance
ETF	Exchange-Traded Fund
iBoxx	Bond Market Indices
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s

**	Investments are affiliated with the Subadvisor.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $69,505,006; cash collateral of $70,685,088 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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